Shareholders' Equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Shareholders' Equity
Dividend declared per share	$ 1.52	$ 1.44
Cash dividends	$ 275.1	$ 242.4
DRIP dividends	18.7	34.6
Dividend paid	$ 293.8	$ 277.0